As filed with the Securities and Exchange Commission on May 29, 2012

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 34	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Beneficial Interest, par value, $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 29th day of May, 2012.

AQR Funds

By	/s/ MARCO HANIG
Marco Hanig President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Marco Hanig	Marco Hanig President (Principal Executive Officer)	May 29, 2012
(Marco Hanig)

/s/ Nir Messafi	Nir Messafi Chief Financial Officer (Principal Financial Officer)	May 29, 2012
(Nir Messafi)

*	David Kabiller Trustee
(David Kabiller)

*	Timothy K. Armour Trustee
(Timothy K. Armour)

*	William L. Atwell Trustee
(William L. Atwell)

*	Gregg D. Behrens Trustee
(Gregg D. Behrens)

*	Brian Posner Trustee
(Brian Posner)

*	L. Joe Moravy Trustee
(L. Joe Moravy)

AQR Managed Futures Strategy Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Managed Futures Strategy Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 29th day of May 2012.

AQR Managed Futures Strategy Offshore Fund Ltd.

By:	/s/ MARCO HANIG
Marco Hanig
Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Managed Futures Strategy Offshore Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ MARCO HANIG	Director of AQR Managed Futures Strategy Offshore Fund Ltd.	May 29, 2012
Marco Hanig

/s/ NIR MESSAFI	Director of AQR Managed Futures Strategy Offshore Fund Ltd.	May 29, 2012
Nir Messafi

AQR Risk Parity Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk Parity Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 29th day of May 2012.

AQR Risk Parity Offshore Fund Ltd.

By:	/s/ MARCO HANIG
Marco Hanig
Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Risk Parity Offshore Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/S/ MACRO HANIG Marco Hanig	Director of AQR Risk Parity Offshore Fund Ltd.	May 29, 2012

/S/ NIR MESSAFI Nir Messafi	Director of AQR Risk Parity Offshore Fund Ltd.	May 29, 2012

AQR Multi-Strategy Alternative Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Multi-Strategy Alternative Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 29th day of May 2012.

AQR Multi-Strategy Alternative Offshore Fund Ltd.

By:	/S/ MACRO HANIG
Marco Hanig
Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Multi-Strategy Alternative Offshore Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ MARCO HANIG	Director of AQR Multi-Strategy Alternative Offshore Fund Ltd.	May 29, 2012
Marco Hanig

/s/ NIR MESSAFI	Director of AQR Multi-Strategy Alternative Offshore Fund Ltd.	May 29, 2012
Nir Messafi

EXHIBIT INDEX

Item Number	Item

Exhibit EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase